Pension and Other Post-retirement Benefits - Contributions And Benefits (Details) $ in Thousands	12 Months Ended
Oct. 30, 2016 USD ($)
Pension Benefits
Pension and other post-retirement benefits
Employers contribution in next fiscal year	$ 17,200
Expected contribution representing benefit payments for unfunded plans during next fiscal year	26,800
Expected future benefit payments
2017	56,099
2018	58,466
2019	61,024
2020	63,940
2021	66,871
2022 - 2026	378,191
Post-retirement Benefits
Expected future benefit payments
2017	21,227
2018	21,393
2019	21,519
2020	21,461
2021	21,384
2022 - 2026	101,662
Expected federal subsidy receipts related to prescription drug benefits per year through 2024	$ 800